GOODWILL (Tables)	12 Months Ended
Dec. 31, 2025
Goodwill [Abstract]
Schedule of Changes in Goodwill

(in thousands of $)	Goodwill	Accumulated impairment losses	Net Carrying Value
Balance as of December 31, 2025, 2024 and 2023	225,273	(112,821)	112,452